Summary of Significant Accounting Principles (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Apr. 06, 2022	Oct. 28, 2021	Aug. 31, 2021	May 21, 2021	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2022
Summary of Significant Accounting Principles [Line Items]
Reverse stock split shares (in Shares)	1
Original maturities					90 days
Allowance for expected credit losses (in Dollars)					$ 0				$ 0
Operating lease term					12 years
Percentage of weightage given to market approach			100.00%	100.00%
Discount rate percentage		27.20%	32.00%	22.40%
Percentage of adjustments of risk reduction		5.00%	5.00%	2.00%
Percentage of weightage in discounted cash flow						100.00%	100.00%	100.00%
IPO [Member]
Summary of Significant Accounting Principles [Line Items]
Discount rate percentage					22.40%
Volatility rate					70.00%
Percentage of discount for lack of marketability in initial public offering					10.00%
Percentage of remaining discount for lack of marketability in private placement					30.00%